Submission	Nov. 13, 2024
Submission [Line Items]
Central Index Key	0001781335
Registrant Name	Otis Worldwide Corp
Registration File Number	333-270834
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES